Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$688,700.15

Principal:
Principal Collections	$10,786,650.11
Prepayments in Full	$5,193,263.46
Liquidation Proceeds	$210,472.66
Recoveries	$62,354.84
Sub Total	$16,252,741.07
Collections	$16,941,441.22

Purchase Amounts:
Purchase Amounts Related to Principal	$428,506.18
Purchase Amounts Related to Interest	$2,213.89
Sub Total	$430,720.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,372,161.29

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,372,161.29
Servicing Fee	$181,115.66	$181,115.66	$0.00	$0.00	$17,191,045.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,191,045.63
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,191,045.63
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,191,045.63
Interest - Class A-4 Notes	$116,826.88	$116,826.88	$0.00	$0.00	$17,074,218.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,074,218.75
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$17,006,336.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,006,336.08
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$16,955,034.83
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,955,034.83
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$16,893,210.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,893,210.25
Regular Principal Payment	$16,195,638.42	$16,195,638.42	$0.00	$0.00	$697,571.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$697,571.83
Residual Released to Depositor	$0.00	$697,571.83	$0.00	$0.00	$0.00
Total		$17,372,161.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,195,638.42
Total					$16,195,638.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,195,638.42	$158.10	$116,826.88	$1.14	$16,312,465.30	$159.24
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$16,195,638.42	$10.06	$297,835.38	$0.18	$16,493,473.80	$10.24

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$98,726,944.00	0.9637538	$82,531,305.58	0.8056551
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$209,226,944.00	0.1299353	$193,031,305.58	0.1198774

Pool Information
Weighted Average APR	3.788%	3.794%
Weighted Average Remaining Term	24.04	23.31
Number of Receivables Outstanding	23,126	22,083
Pool Balance	$217,338,790.32	$200,448,226.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$209,226,944.00	$193,031,305.58
Pool Factor	0.1318662	0.1216182

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$7,416,920.94
Targeted Overcollateralization Amount	$7,416,920.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,416,920.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$271,671.39
(Recoveries)		146	$62,354.84
Net Loss for Current Collection Period			$209,316.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.1557%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5694%
Second Prior Collection Period			0.4520%
Prior Collection Period			0.6741%
Current Collection Period			1.2024%
Four Month Average (Current and Prior Three Collection Periods)			0.7245%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,139	$11,729,493.20
(Cumulative Recoveries)			$2,090,382.79
Cumulative Net Loss for All Collection Periods			$9,639,110.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5848%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,910.65
Average Net Loss for Receivables that have experienced a Realized Loss			$1,570.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.39%	413	$4,800,492.71
61-90 Days Delinquent	0.33%	45	$662,492.38
91-120 Days Delinquent	0.06%	9	$129,737.64
Over 120 Days Delinquent	0.36%	49	$723,707.26
Total Delinquent Receivables	3.15%	516	$6,316,429.99

Repossession Inventory:
Repossessed in the Current Collection Period		23	$273,593.17
Total Repossessed Inventory		26	$391,579.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4857%
Prior Collection Period			0.5016%
Current Collection Period			0.4664%
Three Month Average			0.4846%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer